FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Non-derivatives:
Available for sale securities	$ 199,594	$ 73,656
Floating rate NOK bonds due 2017	63,719	75,210
Floating Rate NOK Bonds due 2019	79,549
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	800	3,294
Interest rate/ currency swap contracts – long-term payables	113,642	106,679
Long term payables, non-designated swap contracts	14,500	3,500
Long term receivables, non-designated swap contracts	300	2,600
Carrying Value [Member]
Non-derivatives:
Available for sale securities	199,594	73,656
Floating rate NOK bonds due 2017	63,681	76,487
Floating Rate NOK Bonds due 2019	85,434	119,277
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	800	3,294
Interest rate/ currency swap contracts – short-term payables	0	517
Interest rate/ currency swap contracts – long-term payables	113,642	106,679
Fair Value [Member]
Non-derivatives:
Available for sale securities	199,594	73,656
Floating rate NOK bonds due 2017	63,719	75,210
Floating Rate NOK Bonds due 2019	79,549	108,542
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	800	3,294
Interest rate/ currency swap contracts – short-term payables	0	517
Interest rate/ currency swap contracts – long-term payables	113,642	106,679
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Non-derivatives:
Unsecured convertible bonds	118,021	124,375
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	117,500	125,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	118,021	124,375
Senior Unsecured Convertible Bonds Due 2018 [Member]
Non-derivatives:
Unsecured convertible bonds	378,315
Senior Unsecured Convertible Bonds Due 2018 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	350,000	350,000
Senior Unsecured Convertible Bonds Due 2018 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	378,315	335,563
Not Designated as Hedging Instrument [Member]
Derivatives:
Interest rate/ currency swap contracts – short-term payables	$ 0	$ 200